INTANGIBLE ASSETS - Schedule of Intangible Assets by Geography (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 24,658	$ 27,710	$ 18,762
Intangible assets	$ 24,658	$ 27,710	$ 18,762